Income tax expense	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Income tax expense
9.	Income tax expense

Income tax expense in the consolidated statement of profit or loss consists of:

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000

Current income tax
- Current year	104,584	104,149	197,264	31,167
- (Over)/under provision in respect of prior years	(47)	7,175	(2,867)	(453)

Deferred tax
- Movement in temporary differences	72,281	48,946	25,770	4,071

Consolidated income tax expense reported in the statement of profit or loss	176,818	160,270	220,167	34,785

Income tax expense reported in the consolidated statement of profit or loss differs from the amount computed by applying the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2017, 2016 and 2015 for the following reasons:

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Accounting profit before tax	686,138	883,878	1,625,237	256,776
Computed tax expense of 15%	102,921	132,582	243,786	38,517
Adjustments resulting from:
Non-deductible expenses	9,815	7,039	21,982	3,473
Tax-exempt income	(5,574)	(178)	(58,324)	(9,215)
Utilization of deferred tax benefits previously not recognized	(2,001)	(3,157)	(7,374)	(1,165)
Deferred tax benefits not recognized	61,299	9,045	8,084	1,277
Tax credits for research and development expense	(27,087)	(34,482)	(34,428)	(5,439)
Tax rate differential	24,249	25,321	21,061	3,328
(Over)/under provision in respect of previous years current tax	(47)	7,175	(2,867)	(453)
Withholding tax expense	13,126	16,925	29,447	4,652
Others	117	—	(1,200)	(190)

Total	176,818	160,270	220,167	34,785

Deferred tax

Deferred tax relates to the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2016	31.12.2017	31.12.2017	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000
Deferred tax liabilities
Accelerated tax depreciation	(10,521)	(15,122)	(2,389)	(10,852)	373	(4,601)	(727)
Unremitted earnings from overseas source income	(437)	—	—	—	(25)	—	—
Interest receivable	(1,453)	(774)	(122)	—	(1,471)	679	107
Derivatives not designated as hedges- foreign exchange forward contract	—	—	—	(2,326)	2,326	—	—
PRC withholding tax on dividend income (i)	(103,347)	(100,572)	(15,890)	(12,549)	(16,628)	(29,031)	(4,587)

	(115,758)	(116,468)	(18,401)	(25,727)	(15,425)	(32,953)	(5,207)

Deferred tax assets
Impairment of property, plant and equipment	2,876	12,319	1,946	409	(9,005)	9,443	1,492
Write-down of inventories	21,209	17,493	2,764	(3,867)	(4,421)	(3,716)	(587)
Allowance for doubtful account receivables	9,340	7,376	1,165	(3,361)	7,196	(1,964)	(310)
Accruals	185,952	204,730	32,346	17,253	(46,350)	18,778	2,967
Deferred income	70,931	51,679	8,165	(44,232)	10,045	(19,252)	(3,042)
Write down of intangible asset	—	—	—	(15,000)	—	—	—
Others	17,899	21,793	3,443	2,244	9,014	3,894	616

	308,207	315,390	49,829	(46,554)	(33,521)	7,183	1,136

				(72,281)	(48,946)	(25,770)	(4,071)

Note:

(i)	The movement of PRC withholding tax on dividend income is as follows:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
At January 1	(113,805)	(103,347)	(16,328)
Provision made to consolidated statement of profit or loss	(16,628)	(29,031)	(4,587)
Utilization	27,107	31,806	5,025
Translation differences	(21)	—	—

December 31	(103,347)	(100,572)	(15,890)

The CIT law provides for a tax of 10% to be withheld from dividends paid to foreign investors of PRC enterprises. This withholding tax provision does not apply to dividends paid out of profit earned prior to January 1, 2008. Beginning on January 1, 2008, a 10% withholding tax is imposed on dividends paid to the Company, as a non-resident enterprise, unless an applicable tax treaty provides for a lower tax rate. The Company recognizes a deferred tax liability for withholding tax payable for profits accumulated after December 31, 2007 for the earnings that the Company does not plan to indefinitely reinvest in the PRC enterprises. As of December 31, 2017, the deferred tax liability for withholding tax payable was RMB 100,572 (US$15,890) (2016: RMB 103,347). The amount of unrecognized deferred tax liability relating to undistributed earnings of the PRC enterprises is estimated to be RMB 228,008 (US$36,024) (2016: RMB 212,176).

The following table represents the classification of the Group’s net deferred tax assets:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Deferred tax assets	308,207	315,390	49,829
Deferred tax liabilities	(115,758)	(116,468)	(18,401)

	192,449	198,922	31,428

Deferred tax assets have not been recognized in respect of the following items:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Unutilized tax losses	515,207	479,410	75,743
Unutilized capital allowances and investment allowances	106,781	107,266	16,947
Other unrecognized temporary differences relating to provisions and deferred grants	224,087	230,269	36,381

	846,075	816,945	129,071

Unrecognized tax losses for the Group are subject to agreement with the tax authorities and compliance with tax regulations in the respective countries in which the Group operates. These losses relate to subsidiaries that have a history of losses, expire within the next 5 years and may not be used to offset taxable income elsewhere in the Group. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available against which the Group can utilize the benefits.